Share Based Compensation (Details) - USD ($)														1 Months Ended			12 Months Ended
	Jan. 01, 2024	Oct. 01, 2023	Jan. 01, 2023	Jul. 14, 2022	Jun. 08, 2022	Mar. 08, 2022	Jan. 02, 2022	Jul. 14, 2021	Jun. 08, 2021	Mar. 11, 2021	Jan. 02, 2021	Dec. 01, 2020	Aug. 10, 2020	Mar. 31, 2023	Jun. 01, 2020	Mar. 16, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2023	Dec. 30, 2021	Mar. 26, 2021	Oct. 17, 2017
Share Based Compensation (Details) [Line Items]
Total shares issued																				122	0.001
Outstanding percentage																	2.00%
Options granted				1,493	1,866	153,146	36,796	725	906	75,235			2,748		14,896	53,694
Expire date				Jul. 13, 2033	Jun. 07, 2033		Dec. 31, 2032	Jul. 13, 2032	Jun. 07, 2032		Dec. 31, 2031	Nov. 30, 2030	Aug. 09, 2031
Excersie price per share (in Dollars per share)						$ 13.4				$ 27.6			$ 36.4		$ 31.1	$ 29.9
Weighted-average grant date fair value of share option grants (in Dollars per share)																	$ 13.4	$ 27.6	$ 30.4
Total unrecognized share-based compensation (in Dollars)																	$ 376,512
2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Weighted-average grant date fair value of share option grants (in Dollars per share)																	$ 10.02	$ 25.72	$ 17.56
Maximum contractual term																	12 years 9 months 18 days
Class A Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Total shares issued																						7,875
Class A Ordinary Shares [Member] | 2017 Share Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Total shares issued																							550,000
Subsequent Event [Member]
Share Based Compensation (Details) [Line Items]
Options granted			36,808											226,153
Expire date			Dec. 31, 2033
Excersie price per share (in Dollars per share)														$ 2.68
Shares awards granted														136,200
Forecast [Member]
Share Based Compensation (Details) [Line Items]
Options granted	74,906
Expire date	Dec. 31, 2034	Sep. 30, 2033
Employees [Member]
Share Based Compensation (Details) [Line Items]
Expire date							Dec. 31, 2032				Dec. 31, 2031
Share-based compensation charges (in Dollars)																	$ 1,123,122	$ 1,203,000	$ 1,191,957
Employees [Member] | Subsequent Event [Member]
Share Based Compensation (Details) [Line Items]
Options granted			74,881
Expire date			Dec. 31, 2033
Non-employees [Member]
Share Based Compensation (Details) [Line Items]
Share-based compensation charges (in Dollars)																	$ 523,877	$ 479,460	$ 286,608